Summary of Significant Accounting Policies - Fair Value of Contingent Consideration and Preferred Stock Warrants - Recurring Measurements Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014
Contingent Acquisition Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Beginning balance	$ 17,952	$ 10,630
Contingent consideration liability recorded in connection with Citrus Lane acquisition	0	14,510
Increase in fair value included in earnings	934	3,158
Reclassification to permanent equity	0	(4,878)
Contingent acquisition consideration payments	(2,845)	(5,468)
Transfers out of Level 3(1)	8,163	0
Ending balance	7,878	17,952
Preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Beginning balance	$ 0	362
Contingent consideration liability recorded in connection with Citrus Lane acquisition		0
Increase in fair value included in earnings		606
Reclassification to permanent equity		(968)
Contingent acquisition consideration payments		0
Transfers out of Level 3(1)		0
Ending balance		$ 0